Stock-Based Compensation - Summary of Number of DSUs (Details) - Deferred Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Directors' Deferred Share Units Plan [Member]
DSUs
Outstanding, beginning (in shares)	99,939	80,813
Granted (in shares)	32,729	19,126
Settled (in shares)	(38,044)	0
Outstanding, ending (in shares)	94,624	99,939
Management Deferred Share Units Plan [Member]
DSUs
Outstanding, beginning (in shares)	118,505	90,240
Granted (in shares)	21,643	37,524
Settled (in shares)	(5,778)	(9,259)
Outstanding, ending (in shares)	134,370	118,505